Note 16 - Income Tax - Provision for (Recovery of) Income Tax (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Current
Current income tax expense (recovery)	$ 54,940	$ 53,059
Deferred
Deferred income tax expense (recovery)	(2,065)	(17,194)
Total	52,875	35,865
Canada Revenue Agency [Member]
Current
Canada, current income tax expense (recovery)	5,688	3,300
Deferred
Canada, deferred income tax expense (recovery)	(195)	1,350
Internal Revenue Service (IRS) [Member]
Current
United States, current income tax expense (recovery)	49,252	49,759
Deferred
United States, deferred income tax expense (recovery)	$ (1,870)	$ (18,544)